Fair Value Fair Value Of Financial Instruments (Summary Of Carrying Amounts And Estimated Fair Values Of Company's Financial Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Document Fiscal Year Focus	2018
Cash and cash equivalents, Carrying Amount	$ (1,544,944)	$ (1,011,331)
Cash and cash equivalents, Estimated Fair Value	1,544,944	1,011,331
Cash and cash equivalents - restricted, Carrying Amount	118,734	106,208
Cash and cash equivalents - restricted, Estimated Fair Value	118,734	106,208
Receivables, net - short-term, Carrying Amount	146,774	162,775
Receivables, net - short-term, Estimated Fair Value	146,774	162,775
Receivables, net - long-term, Carrying Amount	52,434	52,898
Receivables, net - long-term, Estimated Fair Value	52,434	52,898
Long-term borrowings, Carrying Amount	0	1,502,735
Long-term borrowings, Estimated Fair Value	1,548,121	1,569,033
Contingent acquisition liabilities, Carrying Amount	12,060	10,428
Contingent acquisition liabilities, Estimated Fair Value	$ 12,060	$ 10,428